Condensed Consolidated Statements of Operations and Comprehensive Loss (Q3) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Consolidated Statements of Operations and Comprehensive Loss [Abstract]
Net sales	$ 11,135	$ 3,932	$ 33,302	$ 11,567
Cost of goods sold	6,681	3,096	20,567	7,178
Gross profit	4,454	836	12,735	4,389
Operating expenses:
General and administrative	3,648	4,856	23,298	12,031
Share-based compensation	1,543	2,496	7,047	6,708
Sales and marketing	2,396	2,856	6,203	8,452
Customer service and warehousing	148	303	500	854
Total operating expenses	7,735	10,511	37,048	28,045
Loss from operations	(3,281)	(9,675)	(24,313)	(23,656)
Other expense (income):
Interest expense, net	2,537	41	7,268	165
Loss on extinguishment of debt	88	0	88	0
Loss on acquisitions	0	(2,612)	0	147,376
Change in fair value of warrant derivative liability	(4,213)	(1,079)	(2,118)	(886)
Total other expense (income), net	(1,588)	(3,650)	5,238	146,655
Net and comprehensive loss	(1,693)	(6,025)	(29,551)	(170,311)
Comprehensive loss	(1,693)	(6,025)	(29,551)	(170,311)
Preferred dividends	35	43	103	70
Net and comprehensive loss available to common stockholders	(1,728)	(6,068)	(29,654)	(170,381)
Comprehensive loss attributable to common stockholders	$ (1,728)	$ (6,068)	$ (29,654)	$ (170,381)
Weighted average number of shares outstanding, basic and diluted (in shares)	48,961,447	43,575,010	48,809,740	28,624,230
Loss per share, basic and diluted (in dollars per share)	$ (0.04)	$ (0.14)	$ (0.61)	$ (5.95)
Share-based compensation expense	$ 1,543	$ 2,496	$ 7,047	$ 6,708